Performance Management - WisdomTree Global ex-U.S. Quality Growth Fund	Mar. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI AC World ex-USA Index, a broad-based securities market index intended to represent the overall global ex-U.S. equity market. Performance is also shown for the MSCI AC World ex-USA Growth Index, which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Effective October 22, 2025, the Index changed its name to the WisdomTree Global ex-U.S. Quality Growth Index and revised its methodology. Index performance shown below for periods prior to October 22, 2025 reflects the performance of the Index as constructed and maintained in accordance with its prior methodology. Similarly, Fund performance shown below for periods prior to October 22, 2025 reflects the performance of the Fund when it sought to track the Index as constructed and maintained in accordance with its prior methodology.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes.
Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2025 was 13.38%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	18.44%	2Q/2020
Lowest Return	(19.74)%	2Q/2022

Performance Table Heading	Average Annual Total Returns for the periods ending December 31, 2024
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Availability Website Address [Text]	www.wisdomtree.com/investments
WisdomTree Global ex-U.S. Quality Growth Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	13.38%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	18.44%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(19.74%)
Lowest Quarterly Return, Date	Jun. 30, 2022